CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (838,894)	$ (783,300)	$ (3,412,754)	$ (829,564)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance of common stock for services and voluntary ratchet	458,331	69,726	276,792	237,833
Issuance of preferred stock for services			1,067	0
Fair value of warrants issued for services			51,488	0
(Gain) loss on settlement	0	405,002	(375,547)	0
Settlement fees paid in the form of debt			150,000	0
Amortization of prepaid shares issued for services			0	6,667
Foreign currency transaction loss	(10,784)	0	31,548	0
Depreciation expense	171	0	81	538
Amortization of debt discount	206,935	98,013	295,795	49,029
Change in fair value of derivative liabilities	(795,853)	(114,536)	541,981	16,522
Promissory note payable issued for services	0	50,000
Accretion of put premium	154,198	83,636	1,044,196	27,187
Original issue discount	0	2,500
Changes in Assets and Liabilities:
GST receivable	(4,495)	(1,705)	(10,879)	0
Prepaid expenses and other assets	8,192	(7,117)	(74,303)	294
Accounts payable	87,636	79,500	(47,977)	94,607
Employee benefit liability	6,797	1,920	20,362	11,598
Accrued expenses	77,152	16,551	115,941	158,847
Accrued interest	23,379	0	(34,270)	0
NET CASH USED IN OPERATING ACTIVITIES	(627,235)	(99,810)	(1,426,479)	(226,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for security deposit			(1,684)	0
Purchase of equipment	(679)	0	(3,901)	0
NET CASH USED IN INVESTING ACTIVITIES	(679)	0	(5,585)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft			0	(6)
Loan repayments to principal stockholder	(13,549)	(8,725)	(28,455)	(45,512)
Loan repayments	(19,613)	0
Investor advances - related party	0	2,164
Proceeds from convertible promissory notes	552,500	22,700	1,438,500	273,959
Repayments of convertible promissory notes	(104,000)	0	(157,000)	0
Proceeds from issuance of common stock for cash			29,000	0
Loan proceeds			0	10,542
Loan proceeds from principal stockholder			0	72,158
NET CASH PROVIDED BY FINANCING ACTIVITIES	415,338	16,139	1,282,045	311,141
Effect of exchange rate changes on cash	182,407	385	169,847	3,100
NET INCREASE (DECREASE) IN CASH	(30,169)	(83,286)	19,828	87,799
CASH AT BEGINNING OF PERIOD	107,627	87,799	87,799	0
CASH AT END OF PERIOD	77,458	4,513	107,627	87,799
Cash paid during the period:
Interest	0	0	0	0
Income Tax	0	0	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for settlement of debt			152,285	0
Prepaid common stock issued for services	18,139	0	269,682	6,667
Prepaid warrants issued for services			138,314	0
Reduction of put premium related to conversions of convertible note	122,727	0	71,370	0
Conversion of accrued expenses to common stock			0	27,500
Conversion of convertible notes and accrued interest to common stock	278,487	152,102	374,771	0
Discounts related to warrants issued with convertible debenture			0	133,095
Discounts related to lender costs	0	27,500	48,500	30,000
Discounts related to derivative liability	200,000	0	305,000	0
Conversion of loan payable to convertible debenture			0	27,963
Conversion of loan payable to common stock	$ 0	$ 67,892	66,389	0
Prepaid settlement fee paid through issuance of convertible note			$ 0	$ 25,000